QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255

Investment Company Act file number

THE WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235

(Address of principal executive offices) (Zip code)

Glen A. Payne
Jones & Keller, P.C.
19999 Broadway
Suite 3150
Denver, CO 80202

(Name and address of agent for service)

(800) 527-9525

Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2014

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS March 31, 2014 (unaudited)

Number		% of
of		Total	Fair
Shares	Security Description	Investments	Value

	LONG POSITIONS
	COMMON STOCKS	57.40%
	DIVERSIFIED/OTHER	6.25%
99,600	Plum Creek Timber Co., Inc.		4,187,184
60,500	WP Carey Inc.		3,634,235

			7,821,419

	HEALTHCARE	7.04%
225,800	Biomed Realty Trust Inc.		4,626,642
173,600	Healthcare Realty Trust		4,192,440

			8,819,082

	HOTEL	3.70%
795,400	Hersha Hospitality Trust		4,637,182

	MORTGAGE REIT	8.92%
142,000	Colony Financial Inc.		3,116,900
669,500	Resource Capital Corp.		3,729,115
372,600	Winthrop Realty Trust		4,318,434

			11,164,449

	MULTI-FAMILY	8.71%
194,500	Campus Crest Communities, Inc.		1,688,260
80,600	Home Properties, Inc.		4,845,672
96,963	Sun Communities, Inc.		4,372,062

			10,905,994

	OFFICE/INDUSTRIAL	10.08%
343,200	Brandywine Realty Trust		4,962,672
293,700	Duke Realty Corp.		4,957,656
129,500	Mack-Cali Realty Corp.		2,692,305

			12,612,633

	RETAIL	12.70%
147,200	Agree Realty Corp		4,476,352
142,600	CBL & Associates Properties, Inc.		2,531,150
427,300	Glimcher Realty Trust		4,285,819
282,400	Ramco-Gerhenson Properties Trust		4,603,120

			15,896,441

	TOTAL COMMON STOCKS		71,857,200

	PREFERRED STOCK	42.22%
	CONVERTIBLE PREFERRED	1.15%
23,900	Ramco-Gershenson Properties Trust, Series D, 7.250%		1,439,975

	DIVERSIFIED/OTHER	4.35%
55,800	Cousins Properties, Inc., Series B, 7.500%		1,411,182
72,300	Digital Realty Trust, Series G, 5.875%		1,472,028
25,000	Public Storage, Series Y, 6.3750%		624,250
92,200	Vornado Realty Trust, Series L, 5.400%		1,933,434

			5,440,894

	HEALTHCARE	2.85%
67,224	Alexandria Real Estate Equities, Inc., Series E, 6.450%		1,669,844
78,800	Sabra Health Care Reit, Inc., Series A, 7.125%		1,903,808

			3,573,652

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS March 31, 2014 (unaudited)

Number		% of
Of		Total	Fair
Shares	Security Description	Investments	Value

	HOTEL	3.86%
26,200	Felcor Lodging Trust Inc., Series A, $1.95		651,332
42,600	Felcor Lodging Trust Inc., Series C, 8.000%		1,082,892
23,500	Hersha Hospitality Trust, Series B, 8.000%		599,250
31,800	Hersha Hospitality Trust, Series C, 6.875%		760,020
78,200	LaSalle Hotel Properties, Series I, 6.375%		1,740,732

			4,834,226

	MORTGAGE REIT	7.86%
63,000	Annaly Capital Management, Series C, 7.625%		1,532,790
28,500	Annaly Capital Management, Series D, 7.500%		674,880
47,900	Colony Financial Inc., Series A, 8.500%		1,242,047
48,400	ISTAR Financial Inc, Series D, 8.000%		1,183,380
50,200	ISTAR Financial Inc., Series I, 7.500%		1,164,640
23,650	Northstar Realty Financial, Series A, 8.750%		598,108
54,900	Northstar Realty Financial, Series B, 8.250%		1,352,187
92,200	Resource Capital Corp., Series B, 8.250%		2,087,408

			9,835,440

	MULTI-FAMILY	4.03%
30,510	Apartment Investment & Management Co., Series Z, 7.000%		765,191
24,600	Campus Crest Communities, Inc., Series A, 8.000%		618,690
54,100	Equity Lifestyle Properties, Series C, 6.750%		1,320,040
94,000	Sun Communities Inc., Series A, 7.125%		2,337,780

			5,041,701

	INDUSTRIAL	1.22%
26,311	Duke Realty Corp., Series L, 6.600%		637,779
39,300	PS Business Parks, Inc., Series T, 6.000%		884,250

			1,522,029

	OFFICE	4.67%
67,400	Boston Properties, Inc., Series B, 5.250%		1,477,408
23,908	Brandywine Realty Trust, Series E, 6.900%		602,482
44,000	Corporate Office Properties Trust, Series H, 7.500%		1,105,280
57,000	Kilroy Realty Corp., Series H, 6.375%		1,325,250
57,300	SL Green Realty Corp., Series I, 6.500%		1,340,820

			5,851,240

	RETAIL	12.23%
79,423	CBL & Associates Properties, Inc., Series D, 7.375%		1,995,900
54,800	Developers Diversified Realty Corp., Series J, 6.500%		1,318,488
65,000	Developers Diversified Realty Corp., Series K, 6.250%		1,506,050
48,700	Entertainment Property Trust, Series F, 6.625%		1,161,982
83,600	General Growth Properties, Inc., Series A, 6.375%		1,940,356
9,500	Glimcher Realty Trust, Series G, 8.125%		239,305
81,900	Glimcher Realty Trust, Series I, 6.875%		1,928,745
25,119	Kite Realty Group Trust, Series A, 8.250		645,809
62,433	Regency Centers Corp., Series G, 6.000%		1,363,537
32,100	Saul Centers, Inc., Series C, 6.875%		775,857
53,000	Taubman Centers Inc., Series K, 6.250%		1,215,820
49,700	Urstadt Biddle Properties, Inc., Series F, 7.125%		1,220,135

			15,311,984

	TOTAL PREFERRED STOCKS		52,851,141

	TOTAL LONG POSITIONS		124,708,341

REMS REAL ESTATE INCOME 50/50 FUND
SCHEDULE OF INVESTMENTS
March 31, 2014
(unaudited)

Number		% of
Of		Total	Fair
Shares	Security Description	Investments	Value

	MONEY MARKET
192,710	Money Market Fiduciary, 0.00274%	0.38%	478,244

	TOTAL INVESTMENTS	100.00%	$125,186,585

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$71,857,200	-	-	71,857,200
Preferred Stocks	52,851,141			52,851,141
Money Market	478,244	-	-	478,244
	$125,186,585	$-	$-	125,186,585

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Total Investments	Value

	LONG POSITIONS
	COMMON STOCKS	84.82%
	DIVERSIFIED/OTHER	19.16%
26,593	Alexander’s Inc.		$9,599,807
412,000	Forest City Enterprise, Inc., Class A		7,869,200
483,583	I Star Financial Inc.		7,137,685
214,300	Ishares DJ US R.E.		14,501,681
430,650	Kennedy Wilson Holdings Inc.		9,693,932
268,100	Plum Creek Timber Co.		11,270,924
104,400	Vornado Realty Trust		10,289,664

			70,362,893

	HEALTHCARE	4.88%
146,000	Alexandria Real Estate Equities, Inc.		10,593,760
525,500	Physicians Realty Trust		7,314,960

			17,908,720

	HOTEL	4.88%
1,885,300	Hersha Hospitality Trust		10,991,299
128,500	Hyatt Hotels Corp.		6,914,585

			17,905,884

	MORTGAGE REIT	7.44%
400,000	Colony Financial Inc.		8,780,000
1,581,800	Resource Capital Corp.		8,810,626
839,500	Winthrop Realty Trust		9,729,805

			27,320,431

	MULTI-FAMILY	13.97%
326,800	Apartment Investment & Management Co. "A"		9,875,896
419,500	Campus Crest Communities, Inic.		3,641,260
158,100	Mid-America Apartment Communities, Inc.		10,793,487
180,000	Reaolgy Holdings Corp.		7,821,000
226,448	Sun Communities, Inc.		10,210,540
452,700	WCI Communiteis, Inc.		8,945,353

			51,287,536

	OFFICE/INDUSTRIAL	19.18%
798,500	Brandwine Realty Trust		11,546,310
841,500	Cousins Property		9,652,005
676,200	Duke Realty Corp.		11,414,256
373,700	Mack-Cali Realty Corp.		7,769,223
549,627	Parkway Properties, Inc.		10,030,692
263,000	Prologis Trust		10,738,290
654,000	Rexford Industrial Realty, Inc.		9273720

			70,424,496

	RETAIL	15.31%
437,300	Developers Diversified Realty Corp.		7,206,704
422,000	General Growth Properties, Inc.		9,284,000
1,127,150	Glimcher Realty Trust		11,305,314
451,000	Kimco Realty Corp.		9,867,880
1,773,500	Kite Realty Group Trust		10,641,000
484,900	Ramco-Gershenson Properties Trust		7,903,870

			56,208,768

	TOTAL COMMON STOCKS		311,418,728

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014
(unaudited)

Number
Of		% of	Fair
Shares	Security Description	Total Investments	Value

	PREFERRED STOCK	2.84%
	NON-CONVERTIBLE PREFERRED	1.92%
156,200	ISTAR Financial Inc, Series I, 7.500%		3,623,840
151,900	Resource Capital Corp., Series B, 8.250%		3,439,016

			7,062,856

	CONVERTIBLE PREFERRED	0.92%
55,900	Ramco-Gerhenson Properties Trust, Series D, 7.250%		3,367,975

	TOTAL LONG POSITIONS		321,849,559

	MONEY MARKET
45,307,439	Money Market Fiduciary, 0.00274%	12.34%	45,307,439

	TOTAL INVESTMENTS	100.00%	$367,156,998

NOTES: Fair Value Measurements (unaudited)

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Common Stocks	$311,418,728	-	-	$311,418,728
Preferred Stocks	10,430,831	-	-	10,430,831
Money Market	45,307,439	-	-	45,307,439
	$367,156,998	$-	$-	$367,156,998

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The World Funds, Inc.

By:/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:    May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:    May 22, 2014

By:    /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:    May 22, 2014